Trade and other payables	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

	2023	2022
Non-current
Trade payables	514	4,175
Payable from acquisition of subsidiary (Note 21)	—	12,646
Other payables	494	389
	1,008	17,210
Current
Trade payables	140,949	193,127
Advances from customers	16,351	35,749
Taxes payable	9,482	8,868
Dividends to be paid	1,024	—
Payable from acquisition of subsidiary (Note 21)	13,404	3,575
Other payables	9,520	1,078
	190,730	242,397
Total trade and other payables	191,738	259,607

The fair values of current trade and other payables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other payables approximate their carrying amounts, as the impact of discounting is not significant.